Investment Properties (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Changes in Investment Property
The changes in investment property (including in “Other non-financial assets” – see Note 19) during the fiscal years ended on December 31, 2024 and 2023 are as follow:

Item	12/31/2024
	Original value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers	Difference for conversion	Depreciation					Residual value at the end of the fiscal year
							Accumulated	Transfers	Decrease	For the fiscal year	At the end
Cost
Leased properties	2,689,602	50			(1)		464,710			52,362	517,072	2,172,529
Other investment properties	64,044,190	50	6,489,366	885,641	1	(2,068)	3,085,278	7,788	904,527	1,509,932	3,698,471	65,947,377

Total investment property	66,733,792		6,489,366	885,641		(2,068)	3,549,988	7,788	904,527	1,562,294	4,215,543	68,119,906

Item	12/31/2023
	Original value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers	Difference for conversion	Depreciation					Residual value at the end of the fiscal year
							Accumulated	Transfers	Decrease	For the fiscal year	At the end
Cost
Leased properties	2,689,603	50			(1)		406,615	7,715		50,380	464,710	2,224,892
Other investment properties	58,537,844	50	3,547,604	835,351	2,792,652	1,441	1,891,479	478,810	511,956	1,226,945	3,085,278	60,958,912

Total investment property	61,227,447		3,547,604	835,351	2,792,651	1,441	2,298,094	486,525	511,956	1,277,325	3,549,988	63,183,804